VARIABLE INTEREST ENTITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF VARIABLE INTEREST ENTITY

	March 31, 2025	December 31, 2024
ASSETS
Current assets
Cash and cash equivalents	$30,935	$41,247
Accounts receivable	26,768	20,076
Prepaid expenses and other current assets	21,662	32,493
Total Current Assets	79,365	93,816

Property and equipment, net	1,799,372	1,799,372
Loans receivables from subsidiaries of the Company	3,142,552	3,122,157
Other assets	2,275	2,275
Total Non-current Assets	4,944,199	4,923,804

Total Assets	$5,023,564	$5,017,620

LIABILITIES
Current Liabilities
Accounts payable	$18,450	$18,904
Accrued liabilities and other current liabilities	17,824	17,824
Due to related party	2,780,966	2,797,018
Total Current Liabilities	2,817,240	2,833,746

Loan payable to a subsidiary of the Company	8,256,774	8,245,328
Total Non-current Liabilities	8,256,774	8,245,328

Total Liabilities	$11,074,014	$11,079,074

	For the Three Months Ended March 31,
	2025	2024
Revenues	$40,470	$148,390
Cost of revenues	$—	$56,510
Total operating expenses	$47,800	$142,801
Net income (loss)	$17,671	$(50,921)
Net cash provided by (used in) operating activities	$(3,644)	$20,603
Net cash provided by (used in) investing activities	$25,000	$(5,000)
Net cash used in financing activities	$(16,052)	$(9,873)

	As of December 31,
	2024	2023
ASSETS
Current assets
Cash and cash equivalents	$41,247	$28,934
Accounts receivable	20,076	26,916
Prepaid expenses and other current assets	32,493	11,074
Total Current Assets	93,816	66,924

Property and equipment, net	1,799,372	1,799,372
Loans receivable from subsidiaries of the Company	3,122,157	3,060,581
Other assets	2,275	2,275
Total Non-Current Assets	4,923,804	4,862,228

Total Assets	$5,017,620	$4,929,152

LIABILITIES
Current Liabilities
Accounts payable	$18,904	$17,942
Accrued liabilities and other current liabilities	17,824	17,824
Due to related party	2,797,018	2,875,408
Total Current Liabilities	2,833,746	2,911,174

Loan payable to a subsidiary of the Company	8,245,328	9,157,660
Total Non-current Liabilities	8,245,328	9,157,660

Total Liabilities	$11,079,074	$12,068,834

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — VARIABLE INTEREST ENTITY (cont.)

	For the Years Ended December 31,
	2024	2023
Revenues	$269,800	$163,146
Cost of revenues	$56,510	$61,647
Total operating expenses	$402,397	$128,549
Net loss	$(47,782)	$(27,050)
Net cash provided by (used in) operating activities	$(182,991)	$202,624
Net cash provided by (used in) investing activities	$195,000	$(90,000)
Net cash used in financing activities	$(78,390)	$(158,714)